Assets Pledged as Collateral or for Security (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Assets Pledged as Collateral or for Security

The following assets were provided as collateral for bank borrowings and the tariff guarantees of imported raw materials:

	December 31
	2017	2018
	NT$	NT$	US$ (Note 4)

Inventories related to real estate business	$4,822,043	$4,796,126	$156,685
Investment properties	7,151,382	6,680,017	218,230
Land use rights (long-term prepayments for lease)	6,813,751	6,515,576	212,858
Other financial assets (including current and non-current)	66,726	496,902	16,233

	$18,853,902	$18,488,621	$604,006